LOANS - Loan Delinquency, including Nonaccrual Loans (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing receivables, Past Due	$ 26,559	$ 43,311
Current	5,170,575	4,469,020
Loans and Leases Receivable, Gross	5,197,134	4,512,331
Purchased impaired loans, carrying balance	191,626	264,904
Total loans and leases	5,388,760	4,777,235
Greater than 90 days past due and still accruing	108	216
30 to 59 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing receivables, Past Due	7,789	12,795
60 to 89 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing receivables, Past Due	4,062	5,440
Greater than 90 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing receivables, Past Due	14,708	25,076
Commercial
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing receivables, Past Due	6,424	6,759
Current	1,648,902	1,290,975
Loans and Leases Receivable, Gross	1,655,326	1,297,734
Purchased impaired loans, carrying balance	7,776	17,380
Total loans and leases	1,663,102	1,315,114
Greater than 90 days past due and still accruing	0	0
Commercial | 30 to 59 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing receivables, Past Due	2,255	1,002
Commercial | 60 to 89 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing receivables, Past Due	2,232	3,647
Commercial | Greater than 90 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing receivables, Past Due	1,937	2,110
Real estate - construction
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing receivables, Past Due	17	499
Current	310,872	195,773
Loans and Leases Receivable, Gross	310,889	196,272
Purchased impaired loans, carrying balance	823	1,299
Total loans and leases	311,712	197,571
Greater than 90 days past due and still accruing	0	0
Real estate - construction | 30 to 59 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing receivables, Past Due	0	276
Real estate - construction | 60 to 89 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing receivables, Past Due	17	0
Real estate - construction | Greater than 90 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing receivables, Past Due	0	223
Real estate - commercial
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing receivables, Past Due	10,835	23,146
Current	2,124,290	1,944,207
Loans and Leases Receivable, Gross	2,135,125	1,967,353
Purchased impaired loans, carrying balance	123,172	173,314
Total loans and leases	2,258,297	2,140,667
Greater than 90 days past due and still accruing	0	0
Real estate - commercial | 30 to 59 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing receivables, Past Due	2,501	8,356
Real estate - commercial | 60 to 89 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing receivables, Past Due	913	838
Real estate - commercial | Greater than 90 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing receivables, Past Due	7,421	13,952
Real estate - residential
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing receivables, Past Due	3,701	5,766
Current	451,907	426,908
Loans and Leases Receivable, Gross	455,608	432,674
Purchased impaired loans, carrying balance	56,703	69,220
Total loans and leases	512,311	501,894
Greater than 90 days past due and still accruing	0	0
Real estate - residential | 30 to 59 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing receivables, Past Due	1,220	1,198
Real estate - residential | 60 to 89 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing receivables, Past Due	239	344
Real estate - residential | Greater than 90 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing receivables, Past Due	2,242	4,224
Installment
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing receivables, Past Due	356	422
Current	39,206	44,235
Loans and Leases Receivable, Gross	39,562	44,657
Purchased impaired loans, carrying balance	1,944	2,663
Total loans and leases	41,506	47,320
Greater than 90 days past due and still accruing	0	0
Installment | 30 to 59 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing receivables, Past Due	197	133
Installment | 60 to 89 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing receivables, Past Due	111	17
Installment | Greater than 90 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing receivables, Past Due	48	272
Home equity
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing receivables, Past Due	3,774	5,242
Current	461,647	452,357
Loans and Leases Receivable, Gross	465,421	457,599
Purchased impaired loans, carrying balance	1,208	1,028
Total loans and leases	466,629	458,627
Greater than 90 days past due and still accruing	0	0
Home equity | 30 to 59 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing receivables, Past Due	696	697
Home equity | 60 to 89 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing receivables, Past Due	248	466
Home equity | Greater than 90 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing receivables, Past Due	2,830	4,079
Other
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing receivables, Past Due	1,452	1,477
Current	133,751	114,565
Loans and Leases Receivable, Gross	135,203	116,042
Purchased impaired loans, carrying balance	0	0
Total loans and leases	135,203	116,042
Greater than 90 days past due and still accruing	108	216
Other | 30 to 59 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing receivables, Past Due	920	1,133
Other | 60 to 89 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing receivables, Past Due	302	128
Other | Greater than 90 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing receivables, Past Due	$ 230	$ 216